Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (4,582)	$ (9,995)	$ (9,959)	$ (15,045)
Income and expense items not involving cash flows:
Depreciation	414	347	793	667
Stock-based compensation	3,987	3,117	7,809	5,908
Exchange rate differences	1,021	4,501	2,273	4,972
Interest on short-term deposits	177	(132)	(389)	(295)
Change in fair value of Forfeiture Shares	(22)	(1,538)	(1,529)	(4,142)
Reduction in the carrying amount of ROU assets	522	424	986	844
Equity in earnings of investee, net of dividend received	4	3	7	7
Changes in operating assets and liabilities:
Trade accounts receivable	(3,176)	166	(4,575)	(2,952)
Prepaid expenses and other current assets	1,042	3,245	403	3,763
Inventories	4,549	(4,852)	4,799	(7,996)
Other assets	(8)	83	34	183
Trade accounts payable	(1,475)	1,691	(6,948)	2,779
Accrued compensation	158	508	(1,008)	329
Other current liabilities	(1,797)	(1,010)	(216)	(366)
Change in operating lease liabilities	(457)	(811)	(859)	(1,312)
Other long-term liabilities	1	2	68	2
Net cash provided by (used in) operating activities	358	(4,251)	(8,311)	(12,654)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(68,428)	(13,088)	(109,153)	(31,340)
Maturities of short-term deposits	74,810	21,900	118,954	37,400
Purchase of property and equipment	(777)	(244)	(919)	(424)
Net cash provided by investing activities	5,605	8,568	8,882	5,636
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options	58	96	986	150
Net cash provided by financing activities	58	96	986	150
Effect of exchange rate changes on cash and cash equivalents	(100)	(2,830)	(171)	(3,346)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,921	1,583	1,386	(10,214)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	15,489	44,994	20,024	56,791
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	21,410	46,577	21,410	46,577
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	213	65	252	121
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	35		160	73
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 152	$ 104	$ 436	$ 350